Income Taxes - Changes in Deferred Tax Assets and Deferred Tax Liabilities Recognized as Income Tax Expense in the Consolidated Statements of Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense		¥ (165,364)	¥ (204,054)	¥ 22,056
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense		(8,335)	(7,407)	(9,865)
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense		(26,423)	(27,854)	(3,491)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense		(41,544)	19,079	(5,960)
Retirement benefit liabilities (assets) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense		(1,840)	(4,149)	(4,991)
Operating leases [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense		(93,321)	(153,429)	(35,308)
Undistributed earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense		8,355	(1,005)	4,198
Carryforward of unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense		17,652	(42,172)	(1,608)
Carryforward of unused tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense		4,238	9,504	16,102
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	[1],[2]	¥ (24,146)	¥ 3,379	¥ 62,979

[1]	Honda has adopted “Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)” with a date of initial application of April 1, 2023 and the comparative information has been retrospectively adjusted.
[2]	The income tax expense recognized due to the decrease of deferred tax assets arising from accrued expenses included in other as of March 31, 2022 is ¥27,321 million.